Goodwill (Tables)	12 Months Ended
May 31, 2023
Unique Logistics International, Inc. [Member]
Goodwill (Tables) [Line Items]
Schedule of Carrying Amount of Goodwill

On February 21, 2023, the Company completed the acquisition of ULHK subsidiaries and recorded additional goodwill. Subsequently, goodwill was adjusted for the impact of deferred income tax liability related to the acquisitions and accounted for it as a measurement period adjustment. As of May 31, 2023, the Company has recorded goodwill as follows:

Beginning balance June 1, 2022	$4,463,129
Acquired through business combination	16,052,889
Ending balance May 31, 2023	20,516,018